Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 28,502	¥ 14,376
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Hedge ineffectiveness recognized in other comprehensive income	237	484
Changes in translating foreign operations reserve	31,469	25,952
Translating foreign operations reserve, balance remaining	16,761	0
Hedging instrument [member] | Interest rate benchmark reform [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,586,214
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	342,710
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	7,736
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	¥ 0	¥ 0